Expense Example - Class A Class C and Institutional Class - Japan 2x Strategy Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	629	957	1,308	2,294	336	732	1,254	2,685